Revenue from Contracts with Customers (Tables)	12 Months Ended
Nov. 03, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation
The following table presents revenue disaggregated by type of revenue and by region:

	Fiscal Year Ended November 3, 2019
	Americas	Asia Pacific	Europe, the Middle East and Africa	Total

	(In millions)
Products	$2,023	$14,857	$1,237	$18,117
Subscriptions and services(a)	3,126	374	980	4,480
Total	$5,149	$15,231	$2,217	$22,597
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(a) Subscriptions and services predominantly includes software licenses with termination for convenience clauses.

Contract balances
Contract assets and contract liabilities balances for the periods indicated below were as follows:

	Contract Assets	Contract Liabilities

	(In millions)
Opening balance November 5, 2018(a)	$18	$272

Closing balance November 3, 2019	$259	$1,808
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(a) We adopted Topic 606 immediately prior to the CA Merger. Accordingly, the opening balance does not include contract assets or contract liabilities associated with CA.

Financial statement impact of adopting Topic 606
We adopted Topic 606 immediately prior to the CA Merger. Accordingly, the adoption adjustments presented below excluded CA. As a result of applying the modified retrospective method, the following adjustments were made to selected consolidated balance sheet line items as of November 5, 2018:

Balance Sheet	Ending Balance as of November 4, 2018	Adjustments Due to Topic 606	Opening Balance as of November 5, 2018

	(In millions)
ASSETS
Trade accounts receivable, net	$3,325	$11	$3,336
Other current assets	$366	$10	$376
Other long-term assets	$707	$20	$727
LIABILITIES
Other current liabilities	$812	$35	$847
Other long-term liabilities	$3,636	$6	$3,642
Impact of New Revenue Guidance on Net Revenue
The following table compares net revenue for the period presented to the pro forma amounts had the previous guidance been in effect. No other amounts in the consolidated statements of operations for the fiscal year ended November 3, 2019 or in the consolidated balance sheet as of November 3, 2019 were significantly affected by the new revenue guidance.

	Fiscal Year Ended November 3, 2019
Statement of Operations	Pro forma as if the previous accounting was in effect	Effect of Change	As Reported

	(In millions)
Net revenue:
Products	$18,117	$—	$18,117
Subscriptions and services	4,257	223	4,480
Total net revenue	$22,374	$223	$22,597